Schedule 1 - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Reportable Legal Entities [Member] - Parent Company [Member]	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.00001	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized (in Shares)	4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, shares issued (in Shares)	174,304,260	174,304,260	174,304,260
Ordinary shares, shares outstanding (in Shares)	174,304,260	174,304,260	174,304,260
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.00001	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	61,162,400	61,162,400	61,162,400
Ordinary shares, shares outstanding (in Shares)	61,162,400	61,162,400	61,162,400